Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Investments	Investments

The Master Trust, administered by Voya Institutional Trust Company, holds the assets of the Plan and the Edwards Lifesciences Corporation 401(k) Savings and Investment Plan.

The accompanying Statements of Net Assets Available for Benefits reflect the apportioned share of the underlying Plan assets and liabilities of the Trust. Allocations of net investment income from the Trust are based on the Plan’s net assets at the beginning of the year with adjustments for contributions and benefit payments made during the year.

Summarized financial information for the Trust as of December 31, 2025 and 2024 is as follows (in thousands):

	Master Trust		Plan's Interest in Master Trust
	2025	2024	2025	2024
Net assets held by Master Trust:
Common stock	$362,952.2	$351,300.3	$3,535.4	$4,103.1
Mutual funds	798,653.0	670,027.3	22,715.2	21,903.3
U.S. government and other debt securities	1,015.2	1,276.6	—	—
Common/collective trusts	996,769.1	877,940.0	4,956.3	5,248.6
Certificates of deposit	1,601.6	1,369.2	—	—
Cash and money market funds	11,445.0	7,401.9	—	—
Net assets held by Master Trust	2,172,436.1	1,909,315.3	31,206.9	31,255.0
Plus:
Accrued interest and dividends	0.2	2.9	—	—
Total	$2,172,436.3	$1,909,318.2	$31,206.9	$31,255.0

Net investment income from the Master Trust's investments for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Years Ended December 31,
	2025	2024
Net appreciation in fair value	$276,778.7	$157,419.3
Dividend income	26,648.9	26,490.8
Interest income	14,057.8	12,341.4
Net investment income from the Master Trust	$317,485.4	$196,251.5